Scudder
Value
Fund



Fund Profile
February 1, 1996

Scudder wants you to make informed investment decisions. This Fund Profile contains key information about Scudder Value Fund. More details appear in the Fund's accompanying prospectus. Please read it carefully before you invest. If you have any questions, please call 1-800-225-2470.
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SCUDDER VALUE FUND

   1. What Is The Fund's Objective?

                      Scudder Value Fund seeks long-term growth of capital.


   2. What Does The Fund Invest In?

                      The Fund invests in stocks that Scudder believes are undervalued and have the potential to increase in value over time.

                      - At least 80% of the Fund's assets are invested in common stocks, preferred stocks, and securities that may be converted into common stocks. While the Fund focuses on the stocks of medium- and large-sized U.S. companies, the stocks of similar foreign companies may also be considered.

                      - Scudder's value approach to stock investing begins with extensive analysis of securities through technologically-supported proprietary research. The Fund seeks to identify those stocks that in the opinion of Scudder: 1) are undervalued in the marketplace relative to expected future earnings and dividends and
                         2) present attractive valuations relative to other securities.


   3. What Are The Risks Of Investing In The Fund?

                      Investment in undervalued stocks carries the risk that their prices may not rise to a level reflective of Scudder's valuation. In addition, movements of the stock market will affect the Fund's share price, which may vary from day to day. Other risk factors are that the value of your investment may decline as a result of declines in the overall stock market or in the types of securities held in the Fund, and that in rising markets the types of stocks emphasized in Scudder Value Fund may underperform other sectors of the stock market.


   4. For Whom Is This Fund Appropriate?

                      You may wish to consider this Fund if you are seeking capital growth and:

                      -  plan to hold your investment for several years,

                      -  can tolerate fluctuations in share price,

                      - have or plan to have other investments for the benefit of diversification, and

                      - understand the risks of stock market investing.

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   5. What Are The Fund's Expenses And Fees?

                      There are two kinds of expenses that a shareholder may incur, directly or indirectly, by investing in a mutual fund. These types of expenses, as they relate to Scudder Value Fund, are:

                       Shareholder transaction expenses -- fees       Annual Fund operating expenses
                       charged directly to your account for           (after expense maintenance) --
                       various transactions.                          fees   paid   by  the   Fund   before   it
                                                                      distributes  its  net  investment  income,
                                                                      expressed  as a  percentage  of the Fund's
                       Sales Commission                       None    average  daily net assets.  Figures  below
                       Commissions to Reinvest                        are for the fiscal  year  ended  September
                            Dividends                         None    30, 1995, during which Scudder  maintained
                       Redemption Fee                         None    the total annualized  expenses of the Fund
                       Exchange Fee                           None    at not more than  1.25% of  average  daily
                                                                      net  assets.  Had  Scudder  not  done  so,
                                                                      expenses  would  have  amounted  to 1.44%,
                                                                      including   0.70%   for   management fees.
                                                                      Scudder   will   continue   this   expense
                                                                      maintenance until July 31, 1996.

                                                                      Investment management fee            0.51%
                                                                      12b-1 fees                           None
                                                                      Other expenses                       0.74%
                                                                                                           ----
                                                                      Total Fund operating expenses        1.25%
                                                                                                           ====




                       Example:  Assuming  a 5% annual  return and    One Year                              $13
                       redemption  at the end of each period,  the    Three Years                           $40
                       total   expenses   relating   to  a  $1,000    Five Years                            $69
                       investment would be:                           Ten Years                            $151


                      This example assumes reinvestment of all dividends and distributions and that the total Fund operating expenses listed above remain the same each year. This example should not be considered a representation of past or future expenses or return. Actual Fund expenses and return vary from year to year and may be higher or lower than those shown. Please note that there is a $5 service fee if you request redemption proceeds via wire.

   6. How Has The Fund Performed Historically?

                      This chart shows how the Fund has performed since it commenced operations on December 31, 1992, assuming reinvestment of all distributions. Performance is historical and may not be indicative of future results. Total return and principal value will fluctuate.


                             Total returns for years
                               ended December 31:

                                 1993      11.60%
                                 1994       1.65%
                                 1995      30.17%
                                                          One Year  Life of Fund
                                                          --------  ------------
                The Fund's Average Annual Total Return
                for the period ended December 31, 1995     30.17%      14.38%


   7. Who Manages The Fund?

                      The Fund's investment adviser is Scudder, Stevens & Clark, Inc., a leading provider of U.S. and international investment management for clients throughout the world.


   8. How Can I Invest?

                      To make it easy for you to open an account, you may invest by mail, phone, fax, or in person. The minimum initial investment is only $1,000. Thereafter, additional investments may be made for as little as $100. You may also exchange shares free of charge within the Scudder Family of Funds.


   9. How Can I Redeem Shares?

                      You may redeem shares at the current share price on any business day by telephone, fax, or mail.


  10. When Are Distributions Made?

                      The Fund typically makes dividends and capital gains distributions, if any, in December. You may elect to receive distributions in cash or have them reinvested in additional shares of the Fund.

  11. What Services Does Scudder Provide?

      As a shareholder, you'll enjoy:

      - professional service from representatives who can answer your questions and execute your transactions

      - automated toll-free touchtone access to account information, share prices and yields, and to perform transactions

      -  Scudder's quarterly shareholder newsletter, Perspectives

      -  regular, informative reports about the performance of your Fund